EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 12: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group's non-subsidiary investees.

	2010	2011	2012
	(EUR in thousands)
Equity method investments	50,094	59,139	188,122
Revenue	127,630	77,406	175,632
Gross profit	40,056	29,804	74,251
Net earnings	12,510	6,774	28,699
Group’s equity in net earnings	9,245	8,661	14,686
Dividends received by the Group	1,541	2,785	2,369
Balance Sheet data as at December 31
Current assets	79,766	91,871	221,659
Non-current assets	486,486	511,932	300,691
Current liabilities	28,696	30,077	101,160
Non-current liabilities	461,376	488,387	250,330
Net assets	76,180	85,339	170,860
Group’s equity in net assets	47,695	38,974	78,811

The increase in equity method investments during 2010 and 2011 mainly relates to investments made by our private equity funds. The increase in 2012 mainly relates to Finans Pension, which became a jointly controlled entity, instead of subsidiary, due to the disposal of 51.0% to Cigna Nederland Gamma B.V. The fair value of the interest retained (49.0%) amounted to EUR 104,298 thousands (see NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED).

On December 31, 2011, the Group recognized EUR 1.7 million impairment loss for its investment in Planet S.A.